REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 30,805
Ending balance	53,741	$ 30,805
Nonredeemable Noncontrolling Interest [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	30,805	0
Net income attributable to redeemable non-controlling interests in consolidated subsidiaries	6,702	2,565
Contributions	23,000	17,010
Distributions	(6,738)	(994)
Change in fair value of available-for-sale securities	(28)	28
Reclassification of redeemable non-controlling interest		12,196
Ending balance	$ 53,741	$ 30,805